UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Copy to:
Barry N. Hurwitz, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of March 31, 2016 (unaudited) COMMON STOCKS — 73.2% OF TOTAL NET ASSETS

	Shares	Value (a)
Basic Materials — 5.3%
Martin Marietta Materials, Inc.	75,000	$11,963,250
Vulcan Materials Company	75,000	7,917,750
		19,881,000
Biotechnology — 3.8%
Mallinckrodt public limited company (b)	230,000	14,094,400

Broker/Dealers — 5.0%
Morgan Stanley	750,000	18,757,500

Business Services — 1.1%
FEDEX Corporation	25,000	4,068,000

Commercial Banks — 13.3%
Bank of America Corporation	1,550,000	20,956,000
Citigroup Inc.	500,000	20,875,000
JPMorgan Chase & Co.	40,000	2,368,800
Signature Bank (b)	40,000	5,444,800
		49,644,600
Computer Software and Services — 1.2%
Adobe Systems Incorporated (b)	50,000	4,690,000

Financial Services - Miscellaneous — 2.3%
Lazard Ltd MLP	220,000	8,536,000

Home Products — 5.5%
Whirlpool Corporation	115,000	20,739,100

Housing and Building Materials — 25.2%
D.R. Horton, Inc.	1,260,000	38,089,800
Lennar Corporation	700,000	33,852,000
Toll Brothers, Inc. (b)	750,000	22,132,500
		94,074,300

Leisure — 5.3%
Carnival Corporation	40,000	2,110,800
Norwegian Cruise Line Holdings Ltd. (b)	170,000	9,399,300
Royal Caribbean Cruises Ltd.	100,000	8,215,000
		19,725,100
Miscellaneous — 0.9%
HD Supply Holdings, Inc. (b)	100,000	3,307,000

Retail — 4.3%
Signet Jewelers Limited	130,000	16,123,900

TOTAL COMMON STOCKS (Identified cost $260,993,256)		273,640,900

BONDS — 26.4% OF TOTAL NET ASSETS

United States Treasury — 26.4%	Face Amount

United States Treasury Notes, 0.375%, 10/31/2016	$43,000,000	42,976,479
United States Treasury Notes, 0.500%, 01/31/2017	34,000,000	33,974,772
United States Treasury Notes, 0.625%, 08/31/2017	3,000,000	2,996,367
United States Treasury Notes, 1.250%, 12/15/2018	18,500,000	18,709,568
TOTAL BONDS (Identified cost $98,521,879)		98,657,186

SHORT-TERM INVESTMENT — 0.5% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/31/2016 at 0.03% to be repurchased at $1,765,000 on 04/01/2016 collateralized by $1,485,000 US Treasury Bond, 3.625% due 02/15/2044 valued at $1,808,204 including interest. (Cost $1,765,000)(c)	1,765,000	1,765,000

TOTAL INVESTMENTS — 100.1% (Identified cost $361,280,135)(d)		374,063,086
Cash and receivables		11,103,355
Liabilities		(11,605,215)
TOTAL NET ASSETS — 100.0%		$373,561,226

(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$273,640,900	$—	$—
Bonds
United States Treasury Notes	—	98,657,186	—
Short-Term Investment
Repurchase Agreement	—	1,765,000	—
Total	$273,640,900	$100,422,186	$—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
For the three months ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.
(b) Non-income producing security.
(c) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At March 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(d) Federal Tax Information: At March 31, 2016, the net unrealized appreciation on investments based on cost of $362,858,602 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$30,081,302
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(18,876,818)
$11,204,484
The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.
MLP: Master Limited Partnership - A type of limited partnership that is publicly traded.

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of March 31, 2016 (unaudited) COMMON STOCKS — 99.2% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS — 47.8%	Shares	Value(a)

Diversified — 22.1%
CoreSite Realty Corporation	735,000	$51,457,350
CyrusOne Inc.	1,140,000	52,041,000
Digital Realty Trust, Inc.	550,000	48,669,500
DuPont Fabros Technology, Inc.	1,240,000	50,257,200
OUTFRONT Media Inc.	355,000	7,490,500
		209,915,550
Office and Industrial — 1.7%
SL Green Realty Corp.	165,000	15,985,200

Residential — 2.2%
Essex Property Trust, Inc.	89,000	20,813,540

Self Storage —19.4%
CubeSmart	1,520,000	50,616,000
Extra Space Storage Inc.	640,000	59,814,400
Public Storage	183,500	50,614,805
Sovran Self Storage, Inc.	195,000	23,000,250
		184,045,455
Timber — 2.4%
Weyerhaeuser Company	750,000	23,235,000

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $396,875,119)		453,994,745

OTHER COMMON STOCKS — 51.4%
Broker/Dealers — 3.8%
Morgan Stanley	1,430,000	35,764,300

Commercial Banks — 9.6%
Bank of America Corporation	2,930,000	39,613,600
Citigroup Inc.	1,240,000	51,770,000
		91,383,600

Home Products — 5.0%
Whirlpool Corporation	265,000	47,790,100

Housing and Building Materials — 26.1%
D.R. Horton, Inc.	2,850,000	86,155,500
Lennar Corporation	1,870,000	90,433,200
NVR, Inc. (b)	7,000	12,126,800
Toll Brothers, Inc. (b)	2,020,000	59,610,200
		248,325,700
Metals and Mining — 1.4%
Vale S.A. ADR	3,100,000	13,051,000

Real Estate Services — 5.5%
Jones Lang LaSalle Incorporated	443,000	51,972,760
TOTAL OTHER COMMON STOCKS (Identified cost $456,338,200)		488,287,460

TOTAL COMMON STOCKS (Identified cost $853,213,319)		942,282,205

SHORT-TERM INVESTMENT — 0.7% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/31/2016 at 0.03% to be repurchased at $7,055,000 on 04/01/2016 collateralized by $5,930,000 US Treasury Bond, 3.625% due 02/15/2044 valued at $7,220,638 including interest. (Cost $7,055,000)(c)
	Face Amount
	$7,055,000	7,055,000

TOTAL INVESTMENTS — 99.9% (Identified cost $860,268,319)(d)		949,337,205
Cash and receivables		37,465,459
Liabilities		(36,684,882)
TOTAL NET ASSETS — 100.0%		$950,117,782

(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$942,282,205	$—	$—
Short-Term Investment
Repurchase Agreement	—	7,055,000	—
Total	$942,282,205	$7,055,000	$—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
For the three months ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.
(b) Non-income producing security.
(c) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At March 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(d) Federal Tax Information: At March 31, 2016, the net unrealized appreciation on investments based on cost of $878,742,581 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$105,678,727
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(35,084,103)
$70,594,624
The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.
ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of March 31, 2016 (unaudited) COMMON STOCKS — 110.7% OF TOTAL NET ASSETS

	Shares	Value (a)
Basic Materials — 9.7%
Martin Marietta Materials, Inc.	260,000	$41,472,600
Vulcan Materials Company	460,000	48,562,200
		90,034,800
Biotechnology — 5.9%
Mallinckrodt public limited company (b)	895,000	54,845,600

Broker/Dealers — 5.0%
Morgan Stanley (c)	1,860,000	46,518,600

Business Services — 0.7%
FEDEX Corporation	40,000	6,508,800

Commercial Banks — 21.8%
Bank of America Corporation	3,580,000	48,401,600
Citigroup Inc.	1,680,000	70,140,000
JPMorgan Chase & Co.	765,000	45,303,300
Signature Bank (b)	285,000	38,794,200
		202,639,100
Computer Software and Services — 0.5%
Adobe Systems Incorporated (b)	45,000	4,221,000

Electronic Components — 4.5%
Skyworks Solutions, Inc.	540,000	42,066,000

Home Products — 7.9%
Whirlpool Corporation	405,000	73,037,700

Housing and Building Materials — 36.9%
D.R. Horton, Inc. (c)	3,492,900	105,590,367
Lennar Corporation (c)	3,300,000	159,588,000
Toll Brothers, Inc. (b) (c)	2,610,000	77,021,100
		342,199,467

Leisure — 4.2%
Carnival Corporation	260,000	13,720,200
Norwegian Cruise Line Holdings Ltd. (b)	80,000	4,423,200
Royal Caribbean Cruises Ltd.	250,000	20,537,500
		38,680,900
Retail — 5.3%
Signet Jewelers Limited	400,000	49,612,000

Technology — 5.4%
Alphabet Inc. (b)	67,000	49,911,650

Textile and Apparel — 2.9%
PVH Corp.	274,000	27,142,440
TOTAL COMMON STOCKS (Identified cost $953,942,618)		1,027,418,057

SHORT-TERM INVESTMENT — 0.6% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/31/2016 at 0.03% to be repurchased at $5,375,000 on 04/01/2016 collateralized by $4,520,000 US Treasury Bond, 3.625% due 02/15/2044 valued at $5,503,757 including interest. (Cost $5,375,000) (d)

	$5,375,000	5,375,000

TOTAL INVESTMENTS — 111.3% (Identified cost $959,317,618)(e)		1,032,793,057
Cash and receivables		221,695,938
Liabilities		(326,411,696)
TOTAL NET ASSETS — 100.0%		$928,077,299

SECURITIES SOLD SHORT
BONDS — 30.4% OF TOTAL NET ASSETS

United States Treasury — 30.4%	Face Amount	Value(a)
United States Treasury Bonds, 2.750%, 08/15/2042	$170,000,000	$175,637,880
United States Treasury Bonds, 3.125%, 02/15/2043	40,000,000	44,325,000
United States Treasury Bonds, 3.750%, 11/15/2043	50,000,000	62,134,750
TOTAL BONDS (Proceeds $250,910,022)		282,097,630
TOTAL SECURITIES SOLD SHORT — 30.4%		$282,097,630
(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$1,027,418,057	$—	$—
Short-Term Investment
Repurchase Agreement	—	5,375,000	—
Total	$1,027,418,057	$5,375,000	$—

Investments in Securities-Liabilities
Bonds
United States Treasury Bonds	$—	$282,097,630	$—
Total	$—	$282,097,630	$—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
For the three months ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.
(b) Non-income producing security.
(c) A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at March 31, 2016 was $281,881,000 and the value of cash held in a segregated account was $179,965,799.
(d) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At March 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(e) Federal Tax Information: At March 31, 2016, the net unrealized appreciation on investments held long, based on cost of $966,901,292 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$122,509,537
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(56,617,772)
$65,891,765
The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX99_CERT.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: May 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: May 16, 2016

By: /S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: May 16, 2016